Unique LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
400001	2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
400002	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Collateral Protection Act Disclosure
							RB	B	B	B
400003	2	[2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider					RB	B	B	B
400004	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
400005	3
[3]   ROR Incomplete
[2]   State - Missing Application Disclosure
[2]   State - Missing Affidavit of Affixation (of manufactured home)
[2]   State - Missing Rate Lock
[2]   State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note
			ROR was executed by borrowers on 04/XX/2003 without an expiration of rescission period, providing borrower without a valid rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
400006	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Finance charges under disclosed by $433.75 which exceeds the $35 tolerance for refinance transactions. The TIL itemization of amount financed did not disclose a Wire Fee of $25.00 or a Flood Cert Fee of $9.00 as prepaid finance charges.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
400007	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
400008	3
[3]   TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
				NO		TNR Testing Not Required	RB	B	B	B
400009	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   State Grace Period Below Minimum
[3]   TIL Incomplete
[2]   State - Missing Application Disclosure
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.7537 which exceeds the .125 tolerance.
Final TIL was signed by the borrower at closing however, reflects estimated finance charges, and total payment figures.
Finance charges under disclosed by $260.432.81 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Grace period of 10 days is below the minimum of 15 days for the state of Maryland.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR Tested	RB	B	B	B